Organization and Operations - General information (Details) $ in Thousands	Jun. 30, 2020 m³	Apr. 01, 2019 USD ($) m³	May 12, 2014 item
Organization and Operations
Number of LNG carriers acquired on IPO | item			3
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%	100.00%
LNG Cargo capacity (in cbm) | m³	174,000	174,000
Aggregate purchase price | $		$ 214,000
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.60%
General partner interest in GasLog Partners	2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%